Derivative Financial Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging Activities	Derivative Financial Instruments and Hedging Activities
Risk Management Objective of Using Derivative Financial Instruments
We may use derivative financial instruments, including interest rate swaps, caps, options, floors and other interest rate derivative contracts, to hedge all or a portion of the interest rate risk associated with our borrowings. The principal objective of such arrangements is to minimize the risks and/or costs associated with our operating and financial structure as well as to hedge specific anticipated transactions. We do not intend to utilize derivatives for speculative or other purposes other than interest rate risk management. The use of derivative financial instruments carries certain risks, including the risk that the counterparties to these contractual arrangements are not able to perform under the agreements. To mitigate this risk, we only enter into derivative financial instruments with counterparties with high credit ratings and with major financial institutions with which we and our affiliates may also have other financial relationships. We do not anticipate that any of the counterparties will fail to meet their obligations. We record counterparty credit risk valuation adjustments on interest rate swap derivative assets in order to properly reflect the credit quality of the counterparty. In addition, the fair value of derivative financial instruments designated as cash flow hedges are adjusted to reflect the impact of our credit quality.

Cash Flow Hedges of Interest Rate Risk
Our objectives in using interest rate derivatives are to add stability to interest expense and to manage our exposure to interest rate movements. To accomplish this objective, we primarily use interest rate swaps and treasury locks as part of our interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable rate amounts from a counterparty in exchange for us making fixed rate payments over the life of the agreements without an exchange of the underlying notional amount. A treasury lock is a synthetic forward sale of a U.S. treasury note, which is settled in cash based upon the difference between an agreed upon treasury rate and the prevailing treasury rate at settlement. Such treasury locks are entered into to effectively fix the treasury component of an upcoming debt issuance.
Amounts reported in accumulated other comprehensive income in the accompanying condensed consolidated balance sheets related to derivatives will be reclassified to interest expense as interest payments are made on our variable rate debt. During the next twelve months, we estimate that an additional $5.6 million will be reclassified from other comprehensive income in the accompanying condensed consolidated balance sheets as an increase to interest related to derivative financial instruments in the accompanying condensed consolidated statements of operations.
As of June 30, 2022, we had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (in thousands, except number of instruments):

Interest Rate Swaps	June 30, 2022
Number of instruments	7
Notional amount	$500,000

The table below presents the fair value of our derivative financial instruments designated as cash flow hedges as well as the classification in the accompanying condensed consolidated balance sheets as of June 30, 2022 and December 31, 2021, respectively (in thousands):

	Asset Derivatives			Liability Derivatives
		Fair Value at:			Fair Value at:
Derivatives Designated as Hedging Instruments:	Balance Sheet Location	June 30, 2022	December 31, 2021	Balance Sheet Location	June 30, 2022	December 31, 2021
Interest rate swaps	Receivables and other assets	$7,721	$—	Derivative financial instruments	$—	$5,069
The table below presents the gain or loss recognized on our derivative financial instruments designated as cash flow hedges as well as the classification in the accompanying condensed consolidated statements of operations for the three and six months ended June 30, 2022 and 2021, respectively (in thousands):

		Three Months Ended June 30,		Six Months Ended June 30,
Effect of Derivative Instruments	Location in Statement of Operations and Comprehensive Income (Loss)	2022	2021	2022	2021
Gain (loss) recognized in OCI	Change in unrealized losses on cash flow hedges	$3,255	$(150)	$10,473	$1,013
Gain (loss) reclassified from accumulated OCI into income	Interest expense	(830)	(1,673)	(2,429)	(3,302)

Credit Risk Related Contingent Features
We have agreements with each of our derivative counterparties that contain a provision that if we default on any of our indebtedness, including a default where repayment of the indebtedness has not been accelerated by the lender, then we could also be declared in default on our derivative obligations.
We also have agreements with each of our derivative counterparties that incorporate provisions from our indebtedness with a lender affiliate of the derivative counterparty requiring it to maintain certain minimum financial covenant ratios on our indebtedness. Failure to comply with the covenant provisions would result in us being in default on any derivative instrument obligations covered by these agreements.
As of June 30, 2022, the fair value of derivatives in an asset position, including accrued interest, but excluding any adjustment for nonperformance risk related to these agreements, was $7.8 million. As of June 30, 2022, we have not posted any collateral related to these agreements and we were not in breach of any of the provisions of these agreements. If we had breached any of the provisions of these agreements, we could have been required to settle our obligations, if any, under these agreements.